Consolidated Statements of Changes in Shareholders' Equity - CAD ($)		Share Capital [Member]	Subscriptions receivable [Member]	Subscriptions received [Member]	Pre-funded warrants [member]	Reserves [Member]	Deficit [Member]	Total
Balance at Sep. 30, 2020		$ 980,661	$ (1,000)	$ 147,426		$ 161,300	$ (559,094)	$ 729,293
Balance (shares) at Sep. 30, 2020	[1]	948,708
Private placement - common shares		$ 27,924,936	(32,684)	(147,426)	$ 0	0	0	27,744,826
Private placement - common shares (shares)	[1]	1,009,804
Finder's fees - cash		$ (1,516,317)	0	0	0	0	0	(1,516,317)
Finder's fees - broker warrants		(521,000)	0	0	0	521,000	0	0
Finder's fees - share options		(2,140)	0	0	0	2,140	0	0
Share issue costs		(290,309)	0	0	0	0	0	(290,309)
Debt settlement with shares		$ 18,500	0	0	0	0	0	18,500
Debt settlement with shares (shares)	[1]	2,960
Special warrant conversion		$ 20,000	0	0	0	0	0	20,000
Special warrant conversion (shares)	[1]	3,200
Warrants exercised		$ 97,400	0	0	0	0	0	97,400
Warrants exercised (shares)	[1]	389,600
Shares issued to the University		$ 368,550	0	0	0	0	0	368,550
Shares issued to the University (shares)	[1]	12,600
Share-based compensation		$ 0	0	0	0	880,615	0	880,615
Net loss		0	0	0	0	0	(8,650,763)	(8,650,763)
Balance at Sep. 30, 2021		$ 27,080,281	(33,684)	0	0	1,565,055	(9,209,857)	19,401,795
Balance (shares) at Sep. 30, 2021	[1]	2,366,872
Private placement - common shares		$ 4,001,200	(33,684)	(0)	(0)	0	0	4,034,884
Private placement - common shares (shares)	[1]	571,600
Finder's fees - cash		$ (539,329)	0	0	0	0	0	(539,329)
Finder's fees - compensation warrants		(531,000)	0	0	0	531,000	0	0
Finder's fees - share options		(39,355)	0	0	0	39,355	0	0
Share issue costs		(260,650)	0	0	0	0	0	(260,650)
Warrants exercised		$ 1,653,170	0	0	0	0	0	1,653,170
Warrants exercised (shares)	[1]	529,960
Compensation warrants exercised		$ 846,277	0	0	0	(531,000)	0	315,277
Compensation warrants exercised (shares)	[1]	45,040
Shares issued to a consultant		$ 27,250	0	0	0	0	0	27,250
Shares issued to a consultant (shares)	[1]	5,000
Share-based compensation		$ 0	0			875,056	0	875,056
Net loss		0	0	0	0	0	(14,964,941)	(14,964,941)
Balance at Sep. 30, 2022		$ 32,237,844	(0)	0	0	2,479,466	(24,174,798)	10,542,512
Balance (shares) at Sep. 30, 2022	[1]	3,518,472
Private placement - common shares		$ 1,217,500	0	0	0		0	1,217,500
Private placement - common shares (shares)	[1]	194,800
Private placement - pre-funded warrants		$ 0	0	0	831,834	0	0	831,834
Share issue costs		(26,976)	0	0	0	0	0	(26,976)
Warrants exercised		$ 253,440	0	0	0	0	0	253,440
Warrants exercised (shares)	[1]	28,800
RSUs exercised		$ 232,500	0	0	0	(232,500)	0	0
RSUs exercised (shares)	[1]	30,000
Share-based compensation		$ 0	0	0	0	1,152,131	0	1,152,131
Net loss		0	0	0	0	0	(7,372,225)	(7,372,225)
Balance at Sep. 30, 2023		$ 33,914,308	$ 0	$ 0	$ 831,834	$ 3,399,097	$ (31,547,023)	$ 6,598,216
Balance (shares) at Sep. 30, 2023	[1]	3,772,072

[1]	On July 14, 2023, the Company completed a share consolidation on the basis of 1 new common share to 5 old common shares (Note 6). For accounting purposes, recognition of the share consolidation has been made retroactively such that all share and per share numbers have been adjusted to reflect the share consolidation.